Intangible assets and goodwill	12 Months Ended
Dec. 31, 2023
Intangible Assets And Goodwill
Intangible assets and goodwill

12	Intangible assets and goodwill

	Goodwill	Licenses with indefinite useful life	Trademark	Customer relationships	Software	Education content	Developed technology	Educational platform	Software in progress	Other	Total

Cost
As of January 1, 2021	810,656	1,451,270	75,014	283,539	16,221	17,305	355	27,902	2,297	-	2,684,559
Additions (vi)	-	108,000	-	684	3,044	-	996	39,686	23,700	-	176,110
Write-off *	-	-	-	-	1,020	-	-	(2,743)	(417)	-	(2,140)
Business combinations	373,680	606,136	58,355	147,054	1,474	-	33,046	11,599	3,267	-	1,234,611
As of December 31, 2021	1,184,336	2,165,406	133,369	431,277	21,759	17,305	34,397	76,444	28,847	-	4,093,140
Additions (i) (ii)	39,100	24,408	-	80	1,423	11,231	32,879	14,761	26,141	-	150,023
Write-off *	-	-	(22)	-	(381)	(7)	-	(9)	(28)	-	(447)
Remeasurement (iii)	(8,637)	-	-	-	-	-	-	-	-	-	(8,637)
Transfer	-	-	(2,472)	530	20,466	38,433	17,953	(35,499)	(40,226)	-	(815)
Business combinations	42,246	-	51,185	3,929	33	2,627	5,520	-	-	1,055	106,595
As of December 31, 2022	1,257,045	2,189,814	182,060	435,816	43,300	69,589	90,749	55,697	14,734	1,055	4,339,859
Additions	-	-	-	-	1,314	9,827	37,712	23,164	27,976	-	99,993
Write-off *	-	-	-	-	(2,235)	-	-	(911)	(125)	-	(3,271)
Remeasurement (iv)	2,556	-	-	-	-	-	-	-	-	-	2,556
Transfer	-	-	-	-	28,708	4,785	16	(3,058)	(30,451)	-	-
Business combination (v)	75,098	586,263	-	142,451	63	-	-	-	-	-	803,875
As of December 31, 2023	1,334,699	2,776,077	182,060	578,267	71,150	84,201	128,477	74,892	12,134	1,055	5,243,012

Amortization
As of January 1, 2021	-	-	(3,502)	(85,832)	(6,256)	(7,692)	(32)	(8,235)	-	-	(111,549)
Amortization	-	-	(5,027)	(56,438)	(5,844)	(8,980)	(625)	(3,608)	-	-	(80,522)
Write-off *	-	-	-	-	(599)	-	-	365	-	-	(234)
As of December 31, 2021	-	-	(8,529)	(142,270)	(12,699)	(16,672)	(657)	(11,478)	-	-	(192,305)
Amortization	-	-	(6,426)	(70,093)	(4,943)	(9,634)	(9,436)	(5,874)	-	(79)	(106,485)
Write-off *	-	-	-	-	365	57	-	-	-	-	422
Transfer	-	-	-		-	(313)	-	313	-	-	-
As of December 31, 2022	-	-	(14,955)	(212,363)	(17,277)	(26,562)	(10,093)	(17,039)	-	(79)	(298,368)
Amortization	-	-	(11,083)	(89,584)	(8,764)	(15,668)	(21,504)	(4,778)	-	(105)	(151,486)
Write-off *	-	-	-	-	1,947	-	-	911	-	-	2,858
Transfer	-	-	-	-	-	-	(6)	6	-	-	-
As of December 31, 2023	-	-	(26,038)	(301,947)	(24,094)	(42,230)	(31,603)	(20,900)	-	(184)	(446,996)

Net book value:
As of December 31, 2023	1,334,699	2,776,077	156,022	276,320	47,056	41,971	96,874	53,992	12,134	871	4,796,016
As of December 31, 2022	1,257,045	2,189,814	167,105	223,453	26,023	43,027	80,656	38,658	14,734	976	4,041,491

*	Refers to intangible assets written-off as result of lack of expectation of future use.

(i)	Licenses with indefinite useful life: On March 18, 2022, MEC authorized the increase of 28 seats of Centro de Ensino São Lucas, located in the city of Ji-Parana, State of Rondônia. The earn-out related to the seats approval is R$800 per seat, adjusted by the CDI rate from the closing until the payment date, of which 50% was paid in April 2022 and the remaining amount is payable in cash in two equal installments through 2024.
(ii)	Goodwill: During the measurement period, the preliminary goodwill for the acquisition of Unigranrio was adjusted by R$39,100 (R$130,073 initial goodwill) as a result of an increase of liabilities regarding tax contingencies and judicial deposits to be reimbursed by the selling shareholders.
(iii)	Goodwill: During the measurement period, R$8,637 of goodwill arising from the acquisition of RX PRO was reduced, in connection with management’s view of remote likelihood of RX PRO achieving the revenue goals estimated at the terms of the earn-out.
(iv)	Goodwill: During the measurement period, results of operation such as revenue differed from the foreseen, resulting in a remeasurement of the contingent consideration for the acquisitions of Além da Medicina, CardioPapers and Glic by R$4,773, R$5,082 and (R$7,299), respectively, totaling R$2,556 for the year ended December 31, 2023.
(v)	Business combination: On January 2, 2023, Afya Brazil acquired DelRey, a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses. See Note 5.
(vi)	On November 5, 2021, MEC authorized the operation of 120 medical school seats in Garanhuns, for which our shareholder Nicolau Carvalho Esteves entered into an agreement with Afya Brazil pursuant to which he assigned to Afya Brazil the right to develop the ITPAC Garanhuns greenfield unit, a medical school in the city of Garanhuns, State of Pernambuco. Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets. Total purchase price was R$108,000 of which 50% was paid in cash on the transaction closing date and 50% in two equal annual installments, adjusted by the CDI rate.

Licenses with indefinite useful life include intangible assets acquired through business combinations. The licenses for medicine and other courses granted by MEC to the companies acquired have no expiration date and the Company has determined that these assets have indefinite useful lives.

For impairment testing goodwill and licenses with indefinite useful lives acquired through business combinations are allocated to the respective CGUs.

The Company performed its annual impairment test on December 31, 2023, 2022 and 2021. There was no impairment for goodwill and licenses with indefinite useful lives for the years ended December 31, 2023, 2022 and 2021.

The Company tests at least annually the recoverability of the carrying amount of goodwill and licenses with indefinite useful lives for each CGU. The Company determines the recoverable amount of its CGUs based on the value-in-use. Estimating these values involves the use of assumptions, judgments and estimates of future cash flows that represent the Company's best estimate.

The carrying amounts of goodwill and licenses with indefinite useful life by CGU and their carrying amount as of December 31, 2023 and 2022 were as follows:

	Carrying amount
CGU	Goodwill		Licenses with indefinite useful life		CGU
	2023	2022	2023	2022	2023	2022
IPTAN	17,446	17,446	57,214	57,214	125,974	126,024
IESVAP	27,956	27,956	81,366	81,366	126,996	129,305
CCSI	4,664	4,664	56,737	56,737	54,550	53,540
IESP	73,838	73,838	179,693	179,693	332,104	322,968
FADEP	49,661	49,661	70,606	70,606	148,032	153,100
FASA	58,903	58,903	144,507	144,507	322,061	314,967
IPEMED	87,647	87,647	-	-	183,862	192,079
IPEC	-	-	108,000	108,000	157,984	148,067
UniRedentor	77,662	77,662	121,477	121,477	234,054	242,600
UniSL	4,420	4,420	273,795	273,795	401,143	398,492
FESAR	71,664	71,664	141,616	141,616	244,412	244,084
FCMPB	110,483	110,483	235,018	235,018	402,140	415,453
ITPAC Garanhuns	-	-	108,000	108,000	116,162	112,628
Content & Technology for medical education (Pillar 1) *	179,830	169,975	-	-	238,921	279,684
Practice Management Tools & Electronic Prescription (Pillar 3)	106,774	106,774	-	-	221,171	216,297
Clinical Decision Software (Pillar 2)	87,018	87,018	-	-	147,897	153,526
Cliquefarma	6,588	6,588	-	-	18,789	20,045
UnifipMoc	87,777	87,777	190,247	190,247	361,383	369,007
Unigranrio	169,173	169,173	421,538	421,538	833,665	854,861
RX PRO	29,809	29,809	-	-	34,748	36,675
Glic *	8,288	15,587	-	-	23,721	31,022
DelRey	75,098	-	586,263	-	854,313	-
	1,334,699	1,257,045	2,776,077	2,189,814	5,584,082	4,814,424

*	See above for further details on goodwill changes in 2023.

The main assumptions used by the Company to determine the value in use of the CGUs were:

Student enrollment - refers to the number of students that are currently enrolled in each CGU. The growth of students enrolled considers maturation of operations, limited by regulatory seats approved for each CGU.

Tuition fees - the monthly fee charged to students. Tuition fees are consistent with Management best expectations on prices charged and considers inflation for future periods.

Occupancy rate - the occupancy rate of the medical schools is the ratio of the number of students effectively enrolled divided by the regulatory capacity in a given period.

Regulatory capacity - the regulatory capacity is defined by the number of medical schools seats available per year awarded by MEC, multiplied by the number of years of operations since the seats were awarded.

Faculty - refers to the cost with faculty in the CGU, which means the amount paid to teachers and doctors.

Digital content platform revenues - refer to mobile app subscription, clinical management system, healthcare payments, medical imaging, online courses for digital content users and marketing for pharmaceutical industry. Business assumptions include management best expectations on long term targets for digital services segment operations, including total addressable market, market share and target prices including inflation.

Capital expenditures - refers to investments to be made on intangible assets related to developments and platform improvements especially on the digital services CGUs.

Discount rates - discount rates represent the current market assessment of the risks specific to the CGU being tested. The pre-tax discount rate applied to cash flow projections is between 12.48% and 15.14% in 2023 (between 13.14% and 15.40% in 2022).

Perpetuity growth rate - refers to growth rate considered by management on long term periods after the explicit projection period of five years. The growth rates range from 3.5% to 7.8%.

Significant estimate: impact of possible changes in key assumptions

An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2023, or a decrease of 25 basis points on estimated EBITDA would have not resulted in significant impacts on these consolidated financial statements.

Other intangible assets

Intangible assets, other than goodwill and licenses with indefinite useful lives, are valued separately for each acquisition and are amortized during each useful life. The useful lives and methods of amortization of other intangibles are reviewed at each financial year end and adjusted prospectively, if appropriate.

The estimated useful lives of intangible assets are as follows:

Customer relationships - medicine	6 years
Customer relationships - other courses	4.5 years
Software license	5 years
Education content	3 years
Trademarks	2 - 30 years
Developed technology	5 years

For the years ended December 31, 2023, 2022 and 2021, there were no indicatives that the Company’s intangible assets with finite useful lives might be impaired.